Short-Term and Long-Term Bank Loan	12 Months Ended
Mar. 31, 2025
Short Term and Long Term Bank Loan [Abstract]
SHORT-TERM AND LONG-TERM BANK LOAN

NOTE 25 — SHORT-TERM AND LONG-TERM BANK LOAN

	As at March 31, 2025	As at March 31, 2024
Instalment bank loan – current portion	$371,558	$180,493
Instalment bank loan – noncurrent portion	1,503,797	1,119,276
Total loan	$1,875,355	$1,299,769

F-28

Bank loans represent the amounts due to various banks. As of March 31, 2025 and 2024, short-term and long-term bank loans consisted of the following:

Summary of short-term bank loan and Current portion of long-term bank loans

	Annual Interest	Last payment	As at March 31,	As of March 31,
	Rate	date	2025	2024
Short-term bank loans:
Livi Bank (1)	3.0%	July 5, 2024	$-	$34,704
Total			$-	$34,704
Current portion of long-term bank loans:
Bank of China Ltd. (1)	2.5% below HongKong Dollar Prime Rate	February 4, 2026	51,307	53,822
Bank of China Ltd. (1)	2.5% below HongKong Dollar Prime Rate	October 19, 2033	88,852	35,173
Livi Bank (1)	4.02%	January 10, 2030	131,881	-
Standard Charted Bank (2)	3.96%	April 24, 2027	$99,518	$91,498
Total			$371,558	$180,493

Summary of non-current portion of long-term bank loans

	Annual Interest	Last payment	As at March 31,	As of March 31,
	Rate	date	2025	2024
Non-current portion of long-term bank loans:
Bank of China Ltd. (1)	2.5% below HongKong Dollar Prime Rate	February 4, 2026	$-	$51,052
Bank of China Ltd. (1)	2.5% below HongKong Dollar Prime Rate	October 19, 2033	769,002	853,722
Livi Bank (1)	4.02%	January 10, 2030	618,543	-
Standard Charted Bank (2)	3.96%	April 24, 2027	$116,252	$214,502
Total			$1,503,797	$1,119,276

(1)	The loans are guaranteed by Mr. Wong, Chairman of the Board of Directors of the Company.

(2)	The loan is guaranteed by Mr. Wong and Mr. Zhang, two Directors of the Company.